Other Income	12 Months Ended
Dec. 31, 2015
Other Income [Abstract]
Other Income

13. Other Income

The components of other income for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2015	2014
ATM and check card fees	$569	$534
Wire transfer fees	90	95
Safe deposit box fees	89	68
Other	179	147
Total other income	$927	$844